Cover	May 11, 2022
Cover [Abstract]
Entity Registrant Name	Timberline Resources Corporation
Entity Central Index Key	0001288750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 11, 2022
Entity File Number	001-34055
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-0291227
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	101 East Lakeside Avenue Coeur d’Alene
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83814
City Area Code	208
Local Phone Number	664-4859